UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

              Maxim U.S. Government Mortgage Securities Portfolio



MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

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-----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $          262,802,881
      Cash                                                                                                      10,616
      Interest receivable                                                                                    1,322,061
      Subscriptions receivable                                                                                 427,674
      Receivable for investments sold                                                                            2,208
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total assets                                                                                         264,565,440
                                                                                                  ---------------------
                                                                                                  ---------------------

LIABILITIES:
      Due to investment adviser                                                                                139,790
      Redemptions payable                                                                                    1,078,149
      Payable for investments purchased                                                                      4,589,890
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total liabilities                                                                                      5,807,829
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          258,757,611
                                                                                                  =====================
                                                                                                  =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $            2,208,774
      Additional paid-in capital                                                                           259,279,174
      Net unrealized depreciation on investments                                                            (2,378,761)
      Undistributed net investment income                                                                      224,060
      Accumulated net realized loss on investments                                                            (575,636)
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          258,757,611
                                                                                                  =====================
                                                                                                  =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                11.71
                                                                                                  =====================
                                                                                                  =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                           250,000,000
      Outstanding                                                                                           22,087,743

(1)  Cost of investments in securities:                                                         $          265,181,642

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                         $           6,748,096
                                                                                                        --------------------
                                                                                                        --------------------

EXPENSES:
     Management fees                                                                                                871,714
                                                                                                        --------------------
                                                                                                        --------------------

NET INVESTMENT INCOME                                                                                             5,876,382
                                                                                                        --------------------
                                                                                                        --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                              (646,297)
     Change in net unrealized depreciation on investments                                                        (5,809,316)
                                                                                                        --------------------
                                                                                                        --------------------

     Net realized and unrealized loss on investments                                                             (6,455,613)
                                                                                                        --------------------
                                                                                                        --------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $            (579,231)
                                                                                                        ====================
                                                                                                        ====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                        2004                  2003
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------
                                                                                     UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                      $        5,876,382     $      13,234,796
     Net realized gain (loss) on investments                                              (646,297)            4,255,058
     Change in net unrealized appreciation (depreciation) on investments                (5,809,316)           (9,351,203)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net increase (decrease) in net assets resulting from operations                      (579,231)            8,138,651
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                         (5,652,322)          (13,068,462)
     From net realized gains                                                                                  (5,060,766)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Total distributions                                                                (5,652,322)          (18,129,228)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                  65,480,565           197,343,196
     Reinvestment of distributions                                                       5,652,322            18,129,228
     Redemptions of shares                                                            (112,431,788)         (246,320,763)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease in net assets resulting from share transactions                      (41,298,901)          (30,848,339)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Total decrease in net assets                                                      (47,530,454)          (40,838,916)

NET ASSETS:
     Beginning of period                                                               306,288,065           347,126,981
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     End of period  (1)                                                         $      258,757,611     $     306,288,065
                                                                                  =================      ================
                                                                                  =================      ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                5,464,170            16,061,215
     Issued in reinvestment of distributions                                               477,156             1,493,707
     Redeemed                                                                           (9,455,808)          (20,038,150)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease                                                                       (3,514,482)           (2,483,228)
                                                                                  =================      ================
                                                                                  =================      ================

(1) Including undistributed net investment income                               $          224,060     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $       11.96  $      12.36  $      11.85 $      11.69  $      11.25  $      11.86

Income from Investment Operations

Net investment income                             0.25          0.49          0.20         0.63          0.74          0.68
Net realized and unrealized gain (loss)          (0.26)        (0.19)         0.54         0.18          0.43         (0.62)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income (Loss) From
    Investment Operations                        (0.01)         0.30          0.74         0.81          1.17          0.06
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions


From net investment income                       (0.24)        (0.50)        (0.19)       (0.65)        (0.73)        (0.67)
From net realized gains                                        (0.20)        (0.04)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.24)        (0.70)        (0.23)       (0.65)        (0.73)        (0.67)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       11.71  $      11.96  $      12.36 $      11.85  $      11.69  $      11.25
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                    (0.09%)o       2.52%         9.83%        7.13%        10.71%         0.51%

Net Assets, End of Period ($000)         $     258,758  $    306,288  $    347,127 $    219,596  $    182,403  $    183,178

Ratio of Expenses to Average Net Assets          0.60% *       0.60%         0.60%        0.60%         0.60%         0.60%

Ratio of Net Investment Income to
    Average Net Assets                           4.05% *       4.10%         4.98%        5.66%         6.39%         5.86%

Portfolio Turnover Rate                         50.61% o     105.93%        82.56%       49.85%        26.97%        46.74%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $5,007,236 and $0, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $143,605,153 and $188,600,210, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $265,093,923. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,938,488 and gross depreciation of securities in which there was an excess of tax cost over value of $4,229,530, resulting in net depreciation of $2,291,042.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. For the year ended December 31, 2003, the Portfolio had current year deferred post-October capital losses of $12,902.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 77.64%
  1,613,916 Fannie Mae                                                 1,688,056
            6.500% February 1, 2032
    529,274 Fannie Mae                                                   559,786
            6.500% July 1, 2014
  6,669,950 Fannie Mae                                                 6,657,307
            5.500% July 1, 2033
  2,967,861 Fannie Mae                                                 2,905,411
            4.500% May 1, 2019
     43,507 Fannie Mae                                                    47,306
            8.000% June 1, 2030
  2,995,731 Fannie Mae                                                 2,895,561
            5.000% May 1, 2034
    118,400 Fannie Mae                                                   129,991
            8.500% August 1, 2024
    610,073 Fannie Mae                                                   637,584
            6.000% June 1, 2013
     21,090 Fannie Mae                                                    22,893
            7.500% November 1, 2024
    178,504 Fannie Mae                                                   197,132
            8.500% April 1, 2025
    305,692 Fannie Mae                                                   324,129
            7.000% April 1, 2032
  7,185,229 Fannie Mae                                                 7,358,123
            6.000% May 1, 2033
  2,378,822 Fannie Mae                                                 2,520,064
            6.500% February 1, 2017
  1,954,045 Fannie Mae                                                 1,997,705
            6.000% February 1, 2032
    991,538 Fannie Mae                                                 1,037,086
            6.500% April 1, 2032
  1,950,267 Fannie Mae                                                 1,890,257
            5.000% May 1, 2033
  3,693,369 Fannie Mae                                                 3,686,368
            5.500% July 1, 2033
  1,429,623 Fannie Mae                                                 1,425,602
            5.500% October 1, 2033
  2,035,338 Fannie Mae                                                 2,080,294
            6.000% April 1, 2033
    584,744 Fannie Mae                                                   623,849
            7.000% April 1, 2017
  5,643,803 Fannie Mae                                                 5,469,717
            5.000% August 1, 2033
    957,522 Fannie Mae                                                   937,374
            4.500% March 1, 2019
  1,104,535 Fannie Mae                                                 1,171,152
            7.000% February 1, 2031
    155,338 Fannie Mae                                                   176,524
            9.500% September 1, 2020
    879,736 Fannie Mae                                                   899,167
            6.000% January 1, 2033
  1,453,879 Fannie Mae                                                 1,449,336
            5.500% February 1, 2034
    850,221 Fannie Mae                                                   870,679
            6.000% June 1, 2033
  7,433,828 Fannie Mae                                                 7,454,736
            5.000% August 1, 2018
  4,483,758 Fannie Mae                                                 4,593,050
            5.500% April 1, 2018
  2,505,637 Fannie Mae                                                 2,620,739
            6.000% March 1, 2017
  1,483,627 Fannie Mae                                                 1,573,109
            7.000% December 1, 2031
     48,287 Fannie Mae                                                    54,359
            9.000% September 1, 2019
    192,403 Fannie Mae                                                   214,938
            8.500% August 1, 2021
     82,840 Fannie Mae                                                    91,835
            8.000% April 1, 2021
    124,294 Fannie Mae                                                   135,988
            8.000% September 1, 2026
    911,177 Fannie Mae                                                   952,266
            6.000% May 1, 2013
  1,890,637 Fannie Mae                                                 1,936,130
            6.000% September 1, 2032
    216,083 Fannie Mae                                                   233,321
            7.500% September 1, 2031
  1,031,549 Fannie Mae                                                 1,093,765
            7.000% January 1, 2032
  2,555,689 Fannie Mae                                                 2,620,380
            5.500% April 1, 2018
  4,836,125 Fannie Mae                                                 4,821,013
            5.500% November 1, 2033
  1,839,010 Fannie Mae                                                 1,883,261
            6.000% September 1, 2033
  1,092,380 Fannie Mae                                                 1,157,240
            6.500% February 1, 2017
  3,516,715 Fannie Mae                                                 3,526,606
            5.000% May 1, 2018
  2,307,156 Fannie Mae                                                 2,358,116
            6.000% August 1, 2033
  1,555,528 Fannie Mae                                                 1,626,985
            Llb Pool #630429
            6.500% February 1, 2032
  1,904,102 Fannie Mae                                                 1,897,557
            5.500% April 1, 2033
    662,690 Fannie Mae                                                   702,658
            7.000% September 1, 2031
  4,306,228 Fannie Mae                                                 4,298,063
            5.500% September 1, 2033
     20,773 Fannie Mae                                                    23,470
            9.500% March 1, 2020
  4,899,035 Fannie Mae                                                 5,124,085
            6.500% January 1, 2032
    392,759 Fannie Mae                                                   432,080
            8.500% November 1, 2026
    803,634 Fannie Mae                                                   824,478
            6.000% February 1, 2029
  1,363,249 Fannie Mae                                                 1,358,137
            5.500% December 1, 2033
  2,466,150 Fannie Mae                                                 2,525,492
            6.000% May 1, 2033
    473,498 Fannie Mae                                                   496,462
            6.500% February 1, 2019
  2,045,760 Fannie Mae                                                 2,051,514
            5.000% May 1, 2018
  2,939,997 Fannie Mae                                                 3,007,984
            6.000% May 1, 2033
  2,646,765 Fannie Mae                                                 2,768,351
            6.500% December 1, 2031
  1,819,456 Fannie Mae                                                 1,824,573
            5.000% August 1, 2018
  1,722,244 Fannie Mae                                                 1,727,088
            5.000% May 1, 2018
  9,800,000 Federal Home Loan Bank **                                  9,458,019
            2.750% March 14, 2008
  1,000,000 Federal Home Loan Bank **                                    968,549
            4.500% November 15, 2012
  2,000,000 Federal Home Loan Bank **                                  1,914,510
            4.500% September 16, 2013
  5,927,597 Freddie Mac                                                5,728,466
            5.000% January 1, 2034
  2,960,182 Freddie Mac                                                2,861,201
            5.000% January 1, 2034
  1,739,024 Freddie Mac                                                1,820,540
            6.500% January 1, 2032
  4,346,835 Freddie Mac                                                4,341,193
            5.500% August 1, 2033
     54,067 Freddie Mac                                                   60,760
            9.500% September 1, 2020
    150,746 Freddie Mac                                                  169,429
            9.500% June 1, 2020
    145,208 Freddie Mac                                                  163,133
            9.000% December 1, 2014
    290,814 Freddie Mac                                                  302,379
            6.000% February 1, 2009
    140,938 Freddie Mac                                                  159,254
            11.000% June 1, 2020
     51,728 Freddie Mac                                                   52,469
            10.500% October 1, 2005
    173,985 Freddie Mac                                                  191,049
            8.000% November 1, 2023
  1,711,315 Freddie Mac                                                1,676,046
            4.500% May 1, 2018
    129,365 Freddie Mac                                                  146,275
            11.000% August 1, 2020
  2,623,450 Freddie Mac                                                2,687,397
            5.500% April 1, 2019
  5,838,419 Freddie Mac                                                5,711,918
            4.500% March 1, 2019
    211,652 Freddie Mac                                                  237,733
            9.500% April 1, 2025
     42,272 Freddie Mac                                                   43,719
            10.000% January 1, 2006
    785,319 Freddie Mac                                                  806,036
            6.000% August 1, 2029
  1,416,812 Freddie Mac                                                1,372,044
            5.000% August 1, 2033
  1,759,125 Freddie Mac                                                1,800,355
            6.000% August 1, 2033
  2,000,000 Freddie Mac                                                1,933,125
            5.000% June 1, 2034
  2,103,574 Freddie Mac                                                2,097,658
            5.500% November 1, 2033
  1,928,739 Freddie Mac                                                1,926,235
            5.500% December 1, 2033
  1,276,607 Freddie Mac                                                1,350,411
            7.000% September 1, 2032
  3,279,007 Freddie Mac                                                3,274,750
            5.500% August 1, 2033
  1,722,534 Freddie Mac                                                1,724,687
            5.000% April 1, 2023
  3,231,759 Freddie Mac                                                3,227,564
            5.500% May 1, 2033
  1,176,444 Freddie Mac                                                1,230,854
            6.000% April 1, 2017
  2,893,005 Freddie Mac                                                2,959,906
            6.000% December 1, 2032
  2,389,110 Freddie Mac                                                2,381,644
            5.500% September 1, 2033
  3,867,890 Freddie Mac                                                3,862,869
            5.500% August 1, 2033
  1,867,145 Freddie Mac                                                1,864,721
            5.500% January 1, 2034
    650,790 Freddie Mac                                                  666,653
            5.500% March 1, 2017
  2,963,521 Freddie Mac                                                2,899,311
            4.500% April 1, 2019
    929,775 Freddie Mac                                                1,006,191
            7.500% March 1, 2032
  2,055,335 Freddie Mac                                                2,012,977
            4.500% April 1, 2018
    180,940 Freddie Mac                                                  188,406
            6.500% December 1, 2007
  1,903,688 Freddie Mac                                                1,898,334
            5.500% November 1, 2033
     14,174 Ginnie Mae                                                    15,344
            7.500% June 15, 2024
    457,912 Ginnie Mae                                                   470,904
            6.000% May 15, 2028
    454,288 Ginnie Mae                                                   484,645
            7.000% November 15, 2026
     48,311 Ginnie Mae                                                    52,337
            7.500% February 15, 2023
     27,166 Ginnie Mae                                                    29,430
            7.500% May 15, 2023
    243,549 Ginnie Mae                                                   250,459
            6.000% May 15, 2028
      5,312 Ginnie Mae                                                     5,761
            7.500% October 15, 2021
     27,082 Ginnie Mae                                                    29,338
            7.500% May 15, 2023
     40,536 Ginnie Mae                                                    43,914
            7.500% August 15, 2023
     13,399 Ginnie Mae                                                    14,516
            7.500% August 15, 2023
      1,827 Ginnie Mae                                                     1,979
            7.500% June 15, 2023
      6,393 Ginnie Mae                                                     6,926
            7.500% July 15, 2023
     42,060 Ginnie Mae                                                    45,530
            7.500% January 15, 2024
     64,014 Ginnie Mae                                                    69,295
            7.500% January 15, 2024
    187,516 Ginnie Mae                                                   206,493
            8.000% June 15, 2025
     59,945 Ginnie Mae                                                    64,832
            7.500% March 15, 2025
    140,546 Ginnie Mae                                                   155,217
            8.000% May 15, 2017
    370,090 Ginnie Mae                                                   401,331
            7.500% December 15, 2024
    377,434 Ginnie Mae                                                   404,267
            7.500% October 15, 2013
      8,036 Ginnie Mae                                                     8,705
            7.500% August 15, 2023
    504,697 Ginnie Mae                                                   538,984
            7.000% January 15, 2024
     10,716 Ginnie Mae                                                    11,600
            7.500% January 15, 2024
     14,031 Ginnie Mae                                                    15,189
            7.500% January 15, 2024
     39,379 Ginnie Mae                                                    42,628
            7.500% May 15, 2024
      5,801 Ginnie Mae                                                     6,280
            7.500% January 15, 2024
     38,912 Ginnie Mae                                                    42,122
            7.500% June 15, 2024
    102,461 Ginnie Mae                                                   113,734
            8.500% July 15, 2024
      3,575 Ginnie Mae                                                     3,870
            7.500% February 15, 2024
     25,698 Ginnie Mae                                                    27,840
            7.500% May 15, 2023
      8,878 Ginnie Mae                                                     9,618
            7.500% May 15, 2023
    527,767 Ginnie Mae                                                   583,356
            8.000% March 15, 2025
     50,811 Ginnie Mae II                                                 55,840
            8.500% December 20, 2026
     13,320 Ginnie Mae II                                                 14,638
            8.500% May 20, 2026
      5,003 Ginnie Mae II                                                  5,516
            8.500% December 20, 2025
     15,274 Ginnie Mae II                                                 16,786
            8.500% January 20, 2026
  2,930,439 Ginnie Mae II                                              2,841,244
            5.000% February 20, 2034
     15,006 Ginnie Mae II                                                 16,491
            8.500% July 20, 2026
     13,474 Ginnie Mae II                                                 14,783
            8.000% August 20, 2025
     39,467 Ginnie Mae II                                                 43,459
            8.000% November 20, 2023
     17,770 Ginnie Mae II                                                 19,529
            8.500% June 20, 2026
                                                                    $204,031,782

AGENCY MORTGAGE BACKED --- 10.57%
    406,116 Fannie Mae                                                   414,949
            Series 1993-15 Class H
            7.000% December 25, 2007
  1,000,000 Fannie Mae                                                 1,017,753
            Series 2002-W9 Class A3
            5.000% December 25, 2024
  2,000,000 Freddie Mac                                                2,058,448
            Series 2102 Class VB
            6.000% August 15, 2013
  9,000,000 US Department of Veterans Affairs                          9,112,852
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,500,000 US Department of Veterans Affairs                          1,528,770
            Series 2003-2 Class B
            5.000% February 15, 2019
    757,545 US Department of Veterans Affairs                            769,470
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    242,068 US Department of Veterans Affairs                            244,489
            Series 1997-3 Class 2D
            7.500% January 15, 2025
  1,000,000 US Department of Veterans Affairs                          1,033,438
            Series 1993-3 Class 2K
            6.250% November 15, 2012
    972,127 US Department of Veterans Affairs                            991,152
            Series 1998-1 Class 2D
            7.000% July 15, 2025
  2,500,000 US Department of Veterans Affairs                          2,520,215
            Series 2003-1 Class E
            5.750% April 15, 2027
  6,979,000 US Department of Veterans Affairs                          7,050,971
            Series 1997-2 Class K
            7.500% February 15, 2010
  1,000,000 US Department of Veterans Affairs                          1,020,508
            Series 2001-1 Class 2E
            7.000% January 15, 2028
                                                                     $27,763,015

FOREIGN GOVERNMENTS --- 1.80%
  5,000,000 Government of Italy                                        4,739,930
            Senior Notes
            2.500% July 15, 2008
                                                                      $4,739,930

U.S. GOVERNMENTS --- 6.08%
  2,200,000 United States of America                                   2,157,032
            5.250% February 15, 2029
  1,000,000 United States of America                                     979,727
            5.250% November 15, 2028
  1,500,000 United States of America                                   1,464,258
            4.250% August 15, 2013
  5,000,000 United States of America                                   5,000,000
            3.125% May 15, 2007
  5,400,000 United States of America                                   5,381,861
            2.500% May 31, 2006
  1,000,000 United States of America                                     989,062
            3.375% November 15, 2008
                                                                     $15,971,940

WHOLE LOAN --- 1.84%
  4,881,131 ABN AMRO Mortgage Corp                                     4,848,214
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,848,214

TOTAL BONDS --- 97.93%                                              $257,354,881
(Cost $259,733,642)

SHORT-TERM INVESTMENTS

  5,448,000 Fannie Mae                                                 5,448,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.07%                                $5,448,000
(Cost $5,448,000)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $262,802,881 (Cost $265,181,642)

Legend
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004